UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)(Zip code)

Alison Baur,

One Franklin Parkway,

San Mateo,

CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Semiannual Report
Templeton Emerging
Markets Income Fund
June 30, 2024
Not FDIC Insured No Bank Guarantee May Lose Value
.

Managed Distribution Policy : Until December 31, 2023, the Fund employed a managed distribution policy whereby the Fund made distributions to common shareholders at an annual minimum fixed rate of 10%, based on the average monthly net asset value (NAV) of the Fund's common shares. Effective January 1, 2024, the Board has implemented a new managed distribution plan where the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0475 per share. Management will generally distribute amounts necessary to satisfy the Fund's plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund's common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the
Fund's managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 6
Financial Statements 15
Notes to Financial Statements 19
Important Information to Shareholders 32
Annual Meeting of Shareholders 34
Dividend Reinvestment and Cash Purchase Plan 35
Shareholder Information 37
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Income Fund
Dear Shareholder,
This semiannual report for Templeton Emerging Markets
Income Fund covers the period ended June 30, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks high, current income, with a secondary
goal of capital appreciation, by investing, under normal
market conditions, at least 80% of its net assets in income-
producing securities of sovereign or sovereign-related
entities and private sector companies in emerging market
countries. For purposes of the Fund’s 80% policy, income-
producing securities of entities in emerging markets
include derivative instruments or other investments that
have economic characteristics similar to such securities.
We invest selectively in bonds from emerging markets
around the world to generate income for the Fund, seeking
opportunities while monitoring changes in interest rates,
currency exchange rates and credit risk. We seek to manage
the Fund’s exposure to various currencies and may use
currency forward contracts.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +10.23% based on market price and +3.29%
based on net asset value. In comparison, U.S. dollar-
denominated emerging market bonds, as measured by the
J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI)
Global Index, posted a +1.84% cumulative total return in
U.S. dollar terms for the same period.
1
You can find the
Fund’s long-term performance data in the Performance
Summary on page 4 .
Until December 31, 2023, the Fund employed a managed
distribution policy whereby the Fund made distributions to
common shareholders at an annual minimum fixed rate of
10%, based on the average monthly net asset value (NAV)
of the Fund’s common shares. Effective January 1, 2024,
the Board has implemented a new managed distribution
plan where the Fund will distribute a level distribution
amount to shareholders. The Fund intends to make monthly
distributions to shareholders at the fixed rate of $0.0475
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month and
is intended to narrow the discount between the market price
and the NAV of the Fund’s common shares, but there is
no assurance that the plan will be successful in doing so.
Please see “Important Information to Shareholders” section
for additional information.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Portfolio Composition
6/30/24
% of Total Net
Assets
Foreign Government and Agency Securities 95.3%
Corporate Bonds 5.8%
Common Stocks 1.8%
Other
*,†
0.0%
Short-Term Investments & Other Net Assets
‡
-2.9%
*
Rounds to less than 0.1%.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
‡
Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).
Geographic Composition
6/30/24
% of Total
Net Assets
Americas 37.1%
Middle East & Africa 36.3%
Asia Pacific 21.2%
Other Europe 4.5%
Supranational 3.8%
Short-Term Investments & Other Net Assets -2.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.

Templeton Emerging Markets Income Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Templeton
Emerging Markets Income Fund. We look forward to serving
your future investment needs.
Sincerely,
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
Top 10 Countries*
6/30/24
a
% of Total
Net Assets
a a
Ecuador 8.9%
South Africa 7.8%
Mexico 7.7%
Kazakhstan 5.7%
Oman 5.7%
India 5.2%
Dominican Republic 5.1%
Brazil 4.7%
Uzbekistan 4.2%
Ivory Coast 3.9%
*
Does not include cash and cash equivalents.

Performance Summary as of June 30, 2024
Templeton Emerging Markets Income Fund

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/24

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price

6-Month +3.29% +10.23% +3.29% +10.23%
1-Year +11.75% +15.53% +11.75% +15.53%
5-Year -17.34% -14.81% -3.74% -3.16%
10-Year -10.47% -6.43% -1.10% -0.66%
Symbol: TEI 6/30/24 12/31/23 Change
Net Asset Value (NAV) $5.81 $5.90 -$0.09
Market Price (NYSE) $5.33 $5.10 $0.23
Distributions Per Share
(1/1/24–6/30/24)
Net Investment
Income
$0.2850
See page 5 for Performance Summary footnotes.

Templeton Emerging Markets Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Derivative instruments can be illiquid, may disproportionate-
ly increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for
ESG criteria, and not every ESG factor may be identified or evaluated.
The Fund may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect program (“Bond Con-
nect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the
Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experi-
ence in applying the concept of beneficial ownership. Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in
Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
Bond Connect is subject to regulation by both Hong Kong and China and there can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). It cannot be guaranteed that inves-
tors will have timely access to a reliable supply of RMB in Hong Kong. Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new. In the event of systems malfunctions, trading via Bond
Connect could be disrupted. In addition, the Bond Connect program may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program, are uncertain, and may have a detrimental effect on the Fund’s investments and returns.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Templeton Emerging Markets Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.90 $5.72 $7.58 $8.92 $9.95 $10.93
Income from investment operations:
Net investment income
a
............. 0.29 0.43 0.45 0.55 0.38 0.66
Net realized and unrealized gains (losses) (0.09) 0.32 (1.67) (1.13) (0.84) (0.86)
Total from investment operations ........ 0.20 0.75 (1.22) (0.58) (0.46) (0.20)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.29) (0.28) — — (0.37) (0.78)
Tax return of capital ................ — (0.29) (0.65) (0.76) (0.20) —
Total distributions ................... (0.29) (0.57) (0.65) (0.76) (0.57) (0.78)
Repurchase of shares .............. — —
b
0.01 — — —
Net asset value, end of period .......... $5.81 $5.90 $5.72 $7.58 $8.92 $9.95
Market value, end of period
c
........... $5.33 $5.10 $5.49 $7.29 $7.77 $9.19
Total return (based on net asset value per
share)
d
........................... 3.29% 13.95% (16.19)% (6.78)% (6.14)% (0.33)%
Total return (based on market value per
share)
d
........................... 10.23% 3.82% (15.55)% 3.59% (9.08)% 3.48%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.39% 2.32% 1.40% 1.23% 1.17% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 2.37% 2.30% 1.38% 1.22% 1.14% 1.06%
Net investment income ............... 9.75% 7.65% 7.11% 6.68% 4.22% 6.20%
Supplemental data
Net assets, end of period (000’s) ........ $274,399 $278,680 $272,330 $363,759 $428,098 $477,471
Portfolio turnover rate ................ 27.19% 48.95% 35.83% 70.97% 56.68% 27.69%
Total credit facility and reverse repurchase
agreements outstanding at end of period
(000’s) ........................... $50,000 $50,000 $36,000 $36,000 $— $—
Asset coverage per $1,000 of debt ...... $6,488 $6,574 $8,565 $11,133 $— $—
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited), June 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 1.8%
South Africa 1.8%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 93,760,463 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 161,018,517 —
b
Platinum Group Metals Ltd., (CAD
Traded) ...................... Metals & Mining 2,359,882 3,949,810
b
Platinum Group Metals Ltd., (USD
Traded) ...................... Metals & Mining 469,750 798,575
b,d
Platinum Group Metals Ltd., (USD
Traded), 144A ................. Metals & Mining 48,837 81,740
4,830,125
Total Common Stocks (Cost $5,513,828) .......................................
4,830,125
Principal
Amount
*
a a a a a
Corporate Bonds 5.8%
Bermuda 0.0%
†
Digicel Group Holdings Ltd. ,
Zero Cpn ., 11/17/33 ............. Wireless Telecommunication Services 589,385 31,052
Zero Cpn ., 11/17/33 ............. Wireless Telecommunication Services 231,230 67,402
98,454
Costa Rica 3.8%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 10,467,360 10,494,731
South Africa 0.0%
a,d,e,f
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 8,125,247 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 2,886,099 EUR —
a,d,e,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 61,769,102 —
—
United Kingdom 2.0%
a,d
ICBC Standard Bank plc , Note , 144A,
Reg S, 15% , 4/15/26 ............ Banks 68,200,000,000 UZS 5,393,199
Total Corporate Bonds (Cost $50,387,197) ......................................
15,986,384
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 95.3%
Argentina 2.8%
Argentina Government Bond ,
Senior Bond, 3.625%, 7/09/35 ..... 16,852,222 7,099,617
Senior Note, 0.75%, 7/09/30 ...... 967,775 547,286
7,646,903
Benin 2.8%
d
Benin Government Bond ,
Senior Bond, 144A, 4.875%, 1/19/32 5,340,000 EUR 4,805,799
Senior Bond, 144A, 4.95%, 1/22/35 . 1,410,000 EUR 1,197,931

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Benin (continued)
d
Benin Government Bond, (continued)
Senior Bond, 144A, 6.875%, 1/19/52 2,070,000 EUR $ 1,753,704
7,757,434
Brazil 4.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 .................. 62,380,000 BRL 10,098,733
F, 10%, 1/01/29 ................ 16,530,000 BRL 2,757,620
12,856,353
Colombia 1.0%
Colombia Titulos de Tesoreria ,
B, 7.25%, 10/18/34 ............. 4,572,000,000 COP 866,446
B, 6.25%, 7/09/36 .............. 1,386,000,000 COP 230,593
B, 9.25%, 5/28/42 .............. 8,661,000,000 COP 1,741,154
2,838,193
Dominican Republic 5.1%
d
Dominican Republic Government Bond,
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 13,832,922
Ecuador 8.9%
d
Ecuador Government Bond ,
Senior Bond, 144A, 3.5%, 7/31/35 .. 30,733,500 15,371,432
Senior Note, 144A, 6%, 7/31/30 .... 14,039,700 8,927,817
24,299,249
Egypt 2.7%
Egypt Government Bond ,
25.151%, 4/16/27 ............... 213,900,000 EGP 4,425,834
d
Senior Bond, 144A, 8.75%, 9/30/51 . 2,960,000 2,236,187
d
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,130,000 760,083
7,422,104
El Salvador 0.7%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 1,928,683
Gabon 2.3%
d
Gabon Government Bond ,
Senior Bond, 144A, 6.95%, 6/16/25 . 1,070,000 983,323
Senior Bond, 144A, 6.625%, 2/06/31 3,650,000 2,756,227
Senior Bond, 144A, 7%, 11/24/31 ... 3,480,000 2,627,270
6,366,820
Ghana 1.6%
e
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 16,469,012 GHS 681,744
PIK, 8.5%, 2/15/28 .............. 16,493,318 GHS 591,666
PIK, 8.65%, 2/13/29 ............. 16,031,176 GHS 509,595
PIK, 5%, 2/12/30 ............... 16,054,800 GHS 468,278
PIK, 8.95%, 2/11/31 ............. 15,050,905 GHS 405,170
PIK, 9.1%, 2/10/32 .............. 15,073,052 GHS 382,664
PIK, 9.25%, 2/08/33 ............. 15,095,216 GHS 366,246
PIK, 9.4%, 2/07/34 .............. 8,256,612 GHS 193,917

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
e
Ghana Government Bond, (continued)
PIK, 9.55%, 2/06/35 ............. 8,268,735 GHS $ 189,947
PIK, 9.7%, 2/05/36 .............. 8,280,866 GHS 187,596
PIK, 9.85%, 2/03/37 ............. 8,293,007 GHS 186,464
PIK, 10%, 2/02/38 .............. 8,305,156 GHS 186,263
4,349,550
India 5.2%
India Government Bond ,
7.26%, 1/14/29 ................ 778,000,000 INR 9,426,143
Senior Bond, 7.18%, 8/14/33 ...... 399,000,000 INR 4,829,872
14,256,015
Indonesia 3.3%
Indonesia Government Bond ,
FR59, 7%, 5/15/27 .............. 1,445,000,000 IDR 89,151
FR73, 8.75%, 5/15/31 ........... 3,985,000,000 IDR 266,062
FR82, 7%, 9/15/30 .............. 4,047,000,000 IDR 247,288
FR87, 6.5%, 2/15/31 ............ 6,848,000,000 IDR 405,316
FR91, 6.375%, 4/15/32 .......... 19,224,000,000 IDR 1,130,847
FR96, 7%, 2/15/33 .............. 113,576,000,000 IDR 6,906,808
9,045,472
Ivory Coast 3.9%
d
Ivory Coast Government Bond ,
Senior Bond, 144A, 5.25%, 3/22/30 . 2,500,000 EUR 2,442,777
Senior Bond, 144A, 5.875%, 10/17/31 4,000,000 EUR 3,873,312
Senior Bond, 144A, 4.875%, 1/30/32 5,000,000 EUR 4,496,424
10,812,513
Kazakhstan 5.7%
Kazakhstan MEOKAM ,
10.67%, 1/21/26 ................ 123,900,000 KZT 252,303
15.35%, 11/18/27 ............... 21,000,000 KZT 47,134
Kazakhstan MEUKAM ,
9%, 7/03/27 ................... 283,500,000 KZT 545,681
10.4%, 4/12/28 ................ 738,400,000 KZT 1,455,203
15.3%, 3/03/29 ................ 1,819,600,000 KZT 4,170,654
10.55%, 7/28/29 ................ 771,400,000 KZT 1,498,820
11%, 2/04/30 .................. 523,000,000 KZT 1,032,680
12%, 3/07/30 .................. 889,500,000 KZT 1,820,027
10.3%, 3/17/31 ................ 570,900,000 KZT 1,078,006
14%, 5/12/31 .................. 582,100,000 KZT 1,302,662
Senior Bond, 5.49%, 3/27/27 ...... 706,000,000 KZT 1,253,758
Senior Bond, 5.5%, 9/20/28 ....... 301,700,000 KZT 495,268
Senior Bond, 7.68%, 8/13/29 ...... 438,100,000 KZT 760,570
15,712,766
Kenya 3.0%
d
Kenya Government Bond, Senior Note,
144A, 9.75%, 2/16/31 ............ 8,540,000 8,203,311
Mexico 7.7%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 17,130,000 MXN 943,450

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico (continued)
Mexican Bonos, (continued)
M, Senior Bond, 7.75%, 11/23/34 ... 53,170,000 MXN $ 2,503,470
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 85,760,000 MXN 4,038,040
M, Senior Bond, 8.5%, 5/31/29 ..... 8,900,000 MXN 458,264
M, Senior Bond, 8.5%, 11/18/38 .... 31,390,000 MXN 1,522,006
M, Senior Bond, 7.75%, 11/13/42 ... 67,590,000 MXN 2,979,429
Petroleos Mexicanos , Senior Note,
6.84%, 1/23/30 ................ 9,790,000 8,624,461
21,069,120
Mongolia 2.2%
d
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 4,703,865
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 194,200
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,244,070
6,142,135
Oman 5.7%
d
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 15,970,000 15,676,412
Panama 2.4%
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 ....... 920,000 873,891
Senior Bond, 6.7%, 1/26/36 ....... 4,030,000 3,920,700
Senior Bond, 6.875%, 1/31/36 ..... 1,770,000 1,732,816
6,527,407
Romania 2.5%
d
Romania Government Bond ,
144A, 1.75%, 7/13/30 ............ 950,000 EUR 832,481
144A, 2.75%, 4/14/41 ............ 1,420,000 EUR 990,374
144A, 2.875%, 4/13/42 ........... 7,350,000 EUR 5,133,831
6,956,686
Seychelles 1.0%
d
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 2,620,680 2,643,123
South Africa 6.0%
South Africa Government Bond ,
Senior Bond, 8.875%, 2/28/35 ..... 142,300,000 ZAR 6,622,197
Senior Bond, 8.5%, 1/31/37 ....... 83,390,000 ZAR 3,607,559
Senior Bond, 9%, 1/31/40 ........ 146,300,000 ZAR 6,341,589
16,571,345
Sri Lanka 0.6%
d,f
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,420,000 1,426,455
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 118,090
Senior Bond, 144A, 7.85%, 3/14/29 . 291,000 173,290
1,717,835

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational 3.8%
g
Asian Development Bank, Senior Note,
11.75%, 7/24/24 ................ 43,233,000,000 COP $ 10,419,291
Uganda 3.2%
Uganda Government Bond ,
14.25%, 8/23/29 ................ 229,000,000 UGX 59,709
16%, 11/14/30 ................. 2,987,000,000 UGX 822,929
17%, 4/03/31 .................. 248,000,000 UGX 71,094
14.375%, 2/03/33 ............... 8,797,000,000 UGX 2,208,338
16%, 5/14/37 .................. 21,232,000,000 UGX 5,561,336
8,723,406
Uzbekistan 4.2%
d
Uzbekistan Government Bond ,
Senior Note, 144A, 14%, 7/19/24 ... 107,400,000,000 UZS 8,616,392
Senior Note, 144A, 16.25%, 10/12/26 34,790,000,000 UZS 2,818,567
11,434,959
Zambia 2.3%
Zambia Government Bond, 14%,
11/23/27 ..................... 182,000,000 ZMW 6,276,338
Total Foreign Government and Agency Securities (Cost $283,489,210) ............
261,486,345
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $339,390,235) ...............................
282,302,854
Short Term Investments 11.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.9%
Egypt 9.9%
h
Egypt Treasury Bills ,
3/04/25 ...................... 647,200,000 EGP 11,513,373
3/18/25 ...................... 884,475,000 EGP 15,602,246
27,115,619
Total Foreign Government and Agency Securities (Cost $26,771,599) ..............
27,115,619

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.9%
United States 1.9%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ......... 5,304,129 $ 5,304,129
Total Money Market Funds (Cost $5,304,129) ...................................
5,304,129
a a a a a
Total Short Term Investments (Cost $32,075,728 ) ................................
32,419,748
a a a
Total Investments (Cost $371,465,963) 114.7% ..................................
$314,722,602
k
Credit Facility (18.2)% ........................................................
(50,000,000)
Other Assets, less Liabilities 3.5% .............................................
9,676,089
Net Assets 100.0% ...........................................................
$274,398,691
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $126,243,291, representing 46.0% of net assets.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(c) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 10 regarding Credit Facility.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 1,382,976,200 16,539,414 7/05/24 $ 49,013 $ —
Indian Rupee ...... HSBK Sell 1,382,976,200 16,580,460 7/05/24 — (7,967)
Chilean Peso ...... HSBK Buy 1,845,200,000 2,044,022 7/08/24 — (82,973)
Malaysian Ringgit ... GSCO Buy 51,620,000 11,002,878 7/11/24 — (59,249)
Thai Baht ......... DBAB Buy 465,792,000 12,766,181 7/11/24 — (77,961)
Hungarian Forint .... BNDP Buy 6,043,670,000 16,696,517 7/15/24 — (317,537)
Chilean Peso ...... HSBK Buy 1,499,500,000 1,616,363 7/18/24 — (22,365)
Chilean Peso ...... JPHQ Buy 1,695,700,000 1,827,952 7/18/24 — (25,389)
Chilean Peso ...... JPHQ Buy 2,227,600,000 2,380,678 7/24/24 — (12,380)
Columbian Peso .... GSCO Buy 31,120,000,000 7,994,862 7/30/24 — (532,130)
Columbian Peso .... JPHQ Buy 20,699,500,000 5,316,493 7/30/24 — (352,649)
Columbian Peso .... MSCO Buy 45,760,000,000 11,758,962 7/30/24 — (785,485)
Brazilian Real ...... JPHQ Buy 15,260,000 2,956,241 8/02/24 — (236,550)
Brazilian Real ...... MSCO Buy 44,800,000 8,676,201 8/02/24 — (691,785)
Indian Rupee ...... HSBK Buy 356,808,577 4,262,131 8/06/24 12,605 —
Indian Rupee ...... CITI Buy 837,760,460 10,003,110 9/18/24 19,390 —
Malaysian Ringgit ... GSCO Buy 43,100,000 9,161,636 9/18/24 — (5,831)
Thai Baht ......... HSBK Buy 11,500,000 325,006 9/18/24 — (10,420)
South Korean Won .. DBAB Buy 17,292,000,000 12,600,743 9/19/24 — (16,093)
South Korean Won .. HSBK Buy 526,000,000 403,805 9/19/24 — (20,996)
Indian Rupee ...... HSBK Buy 1,382,976,200 16,535,855 10/03/24 963 —
Uruguayan Peso .... HSBK Buy 565,240,000 14,472,923 10/25/24 — (292,814)
Total Forward Exchange Contracts ................................................... $81,971 $(3,550,574)
Net unrealized appreciation (depreciation) ............................................ $(3,468,603)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
See Abbreviations on page 31 .
See Not e 9 re garding other derivative information.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 7.565% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 8,093,521 BRL $ (211,520) $ — $ (211,520)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,983,000 BRL (204,648) — (204,648)
Receive Fixed 7.625% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 9,180,972 BRL (236,091) — (236,091)
Receive Fixed 8.19% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL (34,362) — (34,362)
Receive Fixed 8.675% . Quarterly
Pay Floating 1-day IBR Quarterly 9/25/28 130,500,000,000 COP 535,522 — 535,522
Receive Fixed 8.37% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (77,105) — (77,105)
Receive Fixed 8.405% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (105,999) — (105,999)
Receive Fixed 8.45% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (93,817) — (93,817)
Receive Fixed 8.485% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (49,526) — (49,526)
Total Interest Rate Swap Contracts .................................... $(477,546) $ — $(477,546)
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $366,161,834
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 5,304,129
Value - Unaffiliated issuers .................................................................. $309,418,473
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 5,304,129
Foreign currency, at value (cost $969,150) ........................................................ 912,845
Receivables:
Interest ................................................................................. 8,991,007
Deposits with brokers for:
OTC derivative contracts .................................................................. 3,190,308
Centrally cleared swap contracts ............................................................ 994,408
Unrealized appreciation on OTC forward exchange contracts .......................................... 81,971
Total assets .......................................................................... 328,893,141
Liabilities:
Payables:
Investment securities purchased .............................................................. 258
Credit facility (Note 10 ) ..................................................................... 50,000,000
Management fees ......................................................................... 226,987
Trustees' fees and expenses ................................................................. 6
Accrued interest (Note 10) .................................................................. 52,897
Variation margin on centrally cleared swap contracts ............................................... 17,376
Funds advanced by custodian ................................................................. 31
Unrealized depreciation on OTC forward exchange contracts .......................................... 3,550,574
Deferred tax ............................................................................... 361,170
Accrued expenses and other liabilities ........................................................... 285,151
Total liabilities ......................................................................... 54,494,450
Net assets, at value ................................................................. $274,398,691
Net assets consist of:
Paid-in capital ............................................................................. $505,681,237
Total distributable earnings (losses) ............................................................. (231,282,546)
Net assets, at value ................................................................. $274,398,691
Shares outstanding ......................................................................... 47,228,418
Net asset value per share
a
.................................................................... $5.81
a
Net asset value per share may not recalculate due to rounding.

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 c ) ............................................................. $341,368
Interest: (net of foreign taxes of $391,857)
Unaffiliated issuers ........................................................................ 16,621,616
Total investment income ................................................................... 16,962,984
Expenses:
Management fees (Note 3 a ) ................................................................... 1,400,113
Transfer agent fees ......................................................................... 38,617
Custodian fees ............................................................................. 47,891
Reports to shareholders fees .................................................................. 74,459
Registration and filing fees .................................................................... 62,690
Professional fees ........................................................................... 66,507
Trustees' fees and expenses .................................................................. 15,591
Interest expense (Note 10) ................................................................... 1,600,541
Other .................................................................................... 34,903
Total expenses ......................................................................... 3,341,312
Expenses waived/paid by affiliates (Note 3c) ................................................... (24,814)
Net expenses ......................................................................... 3,316,498
Net investment income ................................................................ 13,646,486
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $2,629)
Unaffiliated issuers ...................................................................... (1,589,716)
Written options ........................................................................... 182,524
Foreign currency transactions ................................................................ (212,853)
Forward exchange contracts ................................................................. 832,977
Swap contracts ........................................................................... (572,146)
Net realized gain (loss) .................................................................. (1,359,214)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,398,634
Translation of other assets and liabilities denominated in foreign currencies .............................. (131,269)
Written options ........................................................................... 50,953
Forward exchange contracts ................................................................. (6,040,343)
Swap contracts ........................................................................... (1,043,012)
Change in deferred taxes on unrealized appreciation ............................................... (342,951)
Net change in unrealized appreciation (depreciation) ............................................ (3,107,988)
Net realized and unrealized gain (loss) ............................................................ (4,467,202)
Net increase (decrease) in net assets resulting from operations .......................................... $9,179,284

Templeton Emerging Markets Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Emerging Markets Income Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,646,486 $20,533,549
Net realized gain (loss) ................................................. (1,359,214) (14,342,920)
Net change in unrealized appreciation (depreciation) ........................... (3,107,988) 28,671,867
Net increase (decrease) in net assets resulting from operations ................ 9,179,284 34,862,496
Distributions to shareholders .............................................. (13,460,099) (13,378,046)
Distributions to shareholders from tax return of capital ........................... — (13,435,762)
Total distributions to shareholders .......................................... (13,460,099) (26,813,808)
Capital share transactions (Note 2 ) .......................................... — (1,699,301)
Net increase (decrease) in net assets ................................... (4,280,815) 6,349,387
Net assets:
Beginning of period ..................................................... 278,679,506 272,330,119
End of period .......................................................... $274,398,691 $278,679,506

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Cash Flows
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Income
Fund
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 11,013,930
Operating expenses paid ..................................................................... (1,704,240)
Interest expense paid ........................................................................ (1,661,416)
Deposits with brokers ........................................................................ (4,165,242)
Realized loss on foreign currency transactions ..................................................... (212,853)
Payments on settlement of derivative activities .....................................................  (899,014)
Purchases of long-term investments ............................................................. (81,622,358)
Sales and maturities of long-term investments ..................................................... 114,224,051
Net purchases of short-term investments ......................................................... (21,942,170)
Cash provided - operating activities .......................................................... 13,030,688
Cash flow from financing activities:
Cash distributions to shareholders .............................................................. (13,460,099)
Cash used - financing activities ............................................................. (13,460,099)
Net increase (decrease) in cash ................................................................. (429,411)
Cash, restricted cash and foreign currency at beginning of period ........................................ 1,342,225
Cash, restricted cash and foreign currency at end of period ............................................. $912,814
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the six months ended June 30, 2024 (unaudited)
Net increase (decrease) in net assets resulting from operating activities .................................... $ 9,179,284
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (4,917,772)
Reinvested dividends from non-controlled affiliates ............................................... (341,368)
Interest received in the form of securities ...................................................... (107,357)
Increase in dividends and interest receivable and other assets ...................................... (343,931)
Decrease in interest payable ............................................................... (60,875)
In crease in deposits with brokers ............................................................ (4,165,242)
Increase in payable to affiliates, accrued expenses, and other liabilities ............................... 11,717
Increase in payable for investments purchased ................................................. 258
De crease in cost of investments ............................................................. 12,141,624
Decrease in unrealized depreciation on investments. ............................................. (4,055,683)
Decrease in call options written ............................................................. (350,310)
De crease in unrealized appreciation on forward currency contracts ................................... 6,040,343
Net cash provided by operating activities ........................................................... $13,030,688

Templeton Emerging Markets Income Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Emerging Markets Income Fund  (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At June
30, 2024, the Fund had no option contracts.
See Note 9 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Distributions to shareholders
are recorded on the ex-dividend date. The Fund employs
a managed distribution policy whereby the Fund will
distribute a level distribution amount to shareholders. The
Fund intends to distribute $0.0475 per share monthly. The
Fund’s distribution level may be changed by the Board in the future. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net
investment income and short-term capital gains. The balance
of the distribution will then come from long-term capital gains to the extent permitted and, if necessary, a return of capital.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). During the periods ended June 30,
2024 and December 31, 2023, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 1,380,500 shares. Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers based on the average weekly net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 1.000% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Shares repurchased ............................................. — $— 350,309 $1,699,301
Weighted average discount of cost of repurchase to net asset value of shares repurchased ................................................... — —% — 12.27%
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
1.000% Up to and including $1 billion
0.950% Over $1 billion, up to and including $2 billion
0.900% In excess of $2 billion

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, bond discounts and premiums, tax straddles and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$81,622,616 and $95,414,532, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $6,793,498 $139,058,778 $(140,548,147) $— $— $5,304,129 5,304,129 $341,368
Total Affiliated Securities ... $6,793,498 $139,058,778 $(140,548,147) $— $— $5,304,129 $341,368
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,633,034
Long term ................................................................................ 109,917,983
Total capital loss carryforwards ............................................................... $113,551,017
Cost of investments .......................................................................... $426,470,251
Unrealized appreciation ........................................................................ $6,700,530
Unrealized depreciation ........................................................................ (122,394,328)
Net unrealized appreciation (depreciation) .......................................................... $(115,693,798)
3. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
6. Credit Risk and Defaulted Securities
At June 30, 2024, the Fund had 69.2% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June
30, 2024, the aggregate value of these securities was $1,717,835, representing 0.6% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 - 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 - 2/01/17 119,550 —
10,467,360
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 10,467,360 10,494,731
Total Restricted Securities (Value is 3.8% of Net Assets) .............. $11,125,857 $10,494,731
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of June 30, 2024.

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
9. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2024, the average month end notional amount of swap contracts and options represented
$39,583,626 and $29,392,000, respectively. The average month end contract value of forward exchange contracts was
$168,859,424.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Emerging Markets Income Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 535,522
a
Variation margin on centrally
cleared swap contracts
$ 1,013,068
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
81,971 Unrealized depreciation on OTC
forward exchange contracts
3,550,574
Total .................... $617,493 $4,563,642
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Emerging Markets Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(572,146) Swap contracts $(1,043,012)
Foreign exchange contracts .....
Investments (325,737)
a
Investments 121,051
a
Written options 182,524 Written options 50,953
Forward exchange contracts 832,977 Forward exchange contracts (6,040,343)
Total ....................... $117,618 $(6,911,351)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
At June 30, 2024, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2024, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Emerging Markets Income Fund
Forward Exchange Contracts ............................. $ 81,971 $ 3,550,574
Total ............................................. $81,971 $3,550,574
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Emerging Markets Income Fund
Counterparty
BNDP ................... $— $— $— $— $—
CITI ..................... 19,390 — — — 19,390
DBAB ................... — — — — —
HSBK ................... 62,581 (62,581) — — —
JPHQ ................... — — — — —
MSCO ................... — — — — —
Total ................... $81,971 $(62,581) $ — $— $19,390
$ 1
9. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At June 30, 2024, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 31.
10. Credit Facility
The Fund participates in a senior secured revolving credit facility agreement (Credit Facility) with The Bank of Nova Scotia
(BNS) pursuant to which the Fund may borrow up to a maximum commitment amount of $65 million. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy. Effective January
12, 2024, the Fund renewed the Credit Facility for a one-year term, maturing on January 10, 2025.
Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility or 0.15%
whenever the outstanding borrowings exceed 75% of the commitment amount. As security for the obligations of the Fund under the Credit Facility, the Fund has granted to BNS a security interest in the assets of the Fund.
At June 30, 2024, the Fund had outstanding borrowings of $50,000,000, which approximates fair value, and incurred interest expenses at a rate equal to the term Secured Overnight Financing Rate (SOFR) plus 0.90%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended June 30, 2024, were $50,000,000 and 6.33%, respectively.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Emerging Markets Income Fund
Counterparty
BNDP ................... $317,537 $— $— $(300,000) $17,537
CITI ..................... — — — — —
DBAB ................... 94,054 — — (94,054) —
HSBK ................... 437,535 (62,581) — (220,000) 154,954
JPHQ ................... 626,968 — — (626,968) —
MSCO ................... 1,477,270 — — (1,179,305) 297,965
Total ................... $3,550,574 $(62,581) $— $(3,017,537) $470,456
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ........................... $ 4,830,125 $ — $ —
a
$ 4,830,125
Corporate Bonds :
Bermuda ............................. — 98,454 — 98,454
Costa Rica ............................ — — 10,494,731 10,494,731
South Africa ........................... — — —
a
—
United Kingdom ........................ — — 5,393,199 5,393,199
Foreign Government and Agency Securities .... — 261,486,345 — 261,486,345
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 5,304,129 27,115,619 — 32,419,748
Total Investments in Securities ........... $10,134,254 $288,700,418 $15,887,930 $314,722,602
Other Financial Instruments:
Forward Exchange Contracts ............... $— $81,971 $— $81,971
Swap Contracts ......................... — 535,522 — 535,522
Total Other Financial Instruments ......... $— $617,493 $— $617,493
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 3,550,574 $ — $ 3,550,574
Swap Contracts ......................... — 1,013,068 — 1,013,068
Total Other Financial Instruments ......... $— $4,563,642 $— $4,563,642
a
Includes financial instruments determined to have no value.

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2024, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2024, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks:
South Africa .. $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds:
Costa Rica ... 10,802,979 — (348,480) — — — — 40,232 10,494,731 39,818
South Africa .. —
c
— — — — — — — —
c
—
United Kingdom — 5,266,706 — — — 8,565 — 117,928 5,393,199 117,928
Escrows and
Litigation Trusts .. —
c
— — — — — — — —
c
—
Total Investments in
Securities ......... $10,802,979 $5,266,706 $(348,480) $— $— $8,565 $— $158,160 $15,887,930 $157,746
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
............
$10,494,731 Discounted cash
flow
Discount rate
b
8.0% Decrease
All Other
...................
5,393,199
c,d
Total
.........................
$15,887,930
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa
Rican credit spread.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
UGX
Ugandan Shilling
USD
United States Dollar
UZS
Uzbekistani Som
ZAR
South African Rand
ZMW
Zambian Kwacha
Selected Portfolio
CDI
certificado de deposito interbancario
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 10.40%
1-day IBR .......................... 10.96%

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Not part of the semiannual report
Share Repurchase Program
The Fund’s Board previously authorized the Fund to
repurchase up to 10% of the Fund’s outstanding shares in
open-market transactions, at the discretion of management.
This authorization remains in effect.
In exercising its discretion consistent with its portfolio
management responsibilities, the investment manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see Note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Managed Distribution Plan
Until December 31, 2023, the Fund employed a managed
distribution policy whereby the Fund made distributions to
common shareholders at an annual minimum fixed rate of
10%, based on the average monthly net asset value (NAV)
of the Fund’s common shares. Effective January 1, 2024,
the Board has implemented a new managed distribution
plan where the Fund will distribute a level distribution
amount to shareholders. The Fund intends to make monthly
distributions to shareholders at the fixed rate of $0.0475
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month and
is intended to narrow the discount between the market price
and the NAV of the Fund’s common shares, but there is no
assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a monthly
basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of
the Fund’s common shares. The plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.
Approval of Renewed Borrowing Arrangements
On January 13, 2023, the Board approved the renewal
of the Fund’s existing committed, senior, secured line of
credit facility (“Existing Credit Facility”) with The Bank of
Nova Scotia for an additional 364-day term (“Credit Facility
Renewal”). On January 12, 2024, the Fund renewed the
Existing Credit Facility with The Bank of Nova Scotia for an additional 364-day term, until January 10, 2025. The terms of the Credit Facility Renewal are substantially the same as the terms of the Existing Credit Facility, except that the upfront fee of 5 bps of the commitment of the Credit Facility Renewal has been eliminated.

Templeton Emerging Markets Income Fund
Important Information to Shareholders

franklintempleton.com
Not part of the semiannual report
The purpose of the Credit Facility is to provide the Fund
with a source of funds to purchase additional investments
and pursue certain investment strategies. Given the
permanent capital structure and the absence of daily liquidity requirements, the Fund’s closed-end fund structure is
particularly well-suited for leverage.

Templeton Emerging Markets Income Fund
Annual Meeting of Shareholders May 23, 2024 (unaudited)

franklintempleton.com
Not part of the semiannual report
The Annual Meeting of Shareholders of Templeton Emerging Markets Income Fund (the “Fund”) was held at the Fund’s offices,
300 S.E. 2nd Street, Fort Lauderdale, Florida, on May 23, 2024. The purpose of the meeting was to elect four Trustees of the
Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2024. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Ann Torre Bates, Terrence J. Checki, David W. Niemiec and Larry D. Thompson.* Shareholders
also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2024. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of four Trustees:
The Fund is not aware of broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2024:
The Fund is not aware of broker non-votes received with respect to this item.
*
Harris J. Ashton, Mary C. Choksi, Edith E. Holiday, Rupert H. Johnson, Jr., Gregory E. Johnson, J. Michael Luttig, and Constantine
D. Tseretopoulos are Trustees of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of
Shareholders
.
Term Expiring 2027 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Ann Torre Bates
.............
Terrence J. Checki
...........
David W. Niemiec
............
Larry D. Thompson
...........
35,248,759
34,922,273
34,831,112
34,273,626
74.63%
73.94%
73.75%
72.57%
95.89%
95.00%
94.75%
93.23%
1,512,339
1,838,825
1,929,986
2,487,472
3.20%
3.89%
4.09%
5.27%
4.11%
5.00%
5.25%
6.77%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
Against
....................
Abstain
....................
35,685,196
561,764
514,137
75.56%
1.19%
1.09%
97.07%
1.53%
1.40%

Templeton Emerging Markets Income Fund

franklintempleton.com
Not part of the semiannual report
Dividend Reinvestment and Cash Purchase Plan
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless the shareholder elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify Equiniti Trust Company, LLC (the “Plan
Administrator”) at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or the institution in whose name the shares are held. The Plan Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to Equiniti Trust Company, LLC and sent to Equiniti Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Emerging Markets Income Fund. The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund’s shares on the open market.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
A participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to Equiniti
Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Emerging Markets Income Fund
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Not part of the semiannual report
Transfer Agent
Equiniti Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.equiniti.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.equiniti.com or dial (800) 416-
5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at Equiniti Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact Equiniti Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Emerging Markets Income Fund are traded on the New York Stock Exchange under the symbol “TEI.”
Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to Equiniti Trust Company, LLC’s web site at www.equiniti.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Emerging Markets Income Fund, 100
Fountain Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Emerging Markets Income Fund
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
Templeton Emerging Markets Income Fund
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged the ongoing
integration of the Putnam family of funds into the Franklin
Templeton (FT) family of funds and management’s continued
development of strategies to address areas of heightened
concern in the mutual fund industry, including various
regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued reassessment of
the fund offerings in response to FT acquisitions and the
market environment, as well as project initiatives and capital investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement,
including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Templeton Emerging Markets Income Fund
Shareholder Information

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Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2023. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in the Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board also reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below. Such results are based on net asset value
without regard to market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged and non-leveraged closed-end emerging
markets hard currency debt funds. The Performance
Customized Peer Group for the Fund included only local
currency funds. The Board noted that the Fund’s annualized
income return for the one- and three-year periods was above
the median of its Performance Universe, for the five-year
period was equal to the median of its Performance Universe,
but for the 10-year period was below the median of its
Performance Universe. The Board also noted that the Fund’s
annualized income return for the one- and three-year periods was above the median of its Performance Customized Peer
Group, but for the five- and 10-year periods was below the
median of its Performance Customized Peer Group. The
Board further noted that the Fund’s annualized total return
for the one-year period was above the median and in the
first quintile of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its
Performance Universe. The Board also noted that the Fund’s
annualized total return for the one- and three-year periods
was above the median of its Performance Customized Peer
Group, but for the five- and 10-year periods was below the
median of its Performance Customized Peer Group. The
Board further noted the small size of the Fund’s Performance
Customized Peer Group for both annualized total return
and annualized income return for each of the one-, three-,
five- and 10-year periods and that therefore no quintile
information was provided for the Fund for those periods. The
Board also noted the small size of the Fund’s Performance
Universe for the annualized total return for each of the
three-, five- and 10-year periods and that therefore no
quintile information was provided for the Fund for those
periods.
The Board discussed this performance with management
and management explained that, with respect to the
annualized total return performance, the Performance
Universe was not directly comparable to the Fund as it
included funds that invest in emerging market debt securities that may be denominated in US dollars and/or foreign hard
currencies, whereas the Performance Customized Peer
Group was more comparable to the Fund as the peers in
that group had greater exposure to local foreign currencies.
Management further explained that the funds in the
Performance Universe generally maintained substantially
greater US dollar exposures, and longer portfolio durations
than the Fund, which adversely impacted the Fund’s three-
and five-year annualized total return performance given the
sharp escalation in emerging market risk aversion during
the second half of 2019, and the corresponding safe-
haven rally to US Treasuries. Management noted that the
Fund outperformed its benchmark, the JP Morgan EMBI
Global Index, for the one-year period ended December
31, 2023 and three-year period ended March 31, 2024.
Management discussed with the Board the actions that
are being taken/have been taken in an effort to improve
the overall performance of the Fund, including the addition
of investment team personnel, and management’s global
economic outlook regarding non-US dollar assets and
view that the Fund is well positioned to benefit from its
outlook expectations. The Board also noted management’s
view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of
the Fund’s performance relative to its peers on an income
return basis was appropriate given these attributes. The
Board considered that the Fund’s annualized total return
and annualized income return for the one-year period were
above the medians of the Fund’s Performance Universe, and
13.99% and 10.51%, respectively. The Board concluded that
the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to

Templeton Emerging Markets Income Fund
Shareholder Information

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Semiannual Report
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, as applicable. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and two
other leveraged and non-leveraged emerging markets hard
currency debt closed-end funds. The Board noted that the
Management Rate was equal to the median of its Expense
Group, and the actual total expense ratio for the Fund was
below the median of its Expense Group. The Board also
noted the small size of the Fund’s Expense Group for both
the Management Rate and the actual total expense ratio and
that no quintile information was provided for the Fund. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2023, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-
end fund, the Board believes at some point an increase in
size may lead to economies of scale that would be shared
with the Fund and its shareholders. The Board noted the
existence of management fee breakpoints, which operate
generally to share any economies of scale with the Fund’s
shareholders by reducing the Fund’s effective management
fees as the Fund grows in size. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited

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Shareholder Information

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Semiannual Report
in light of the joint and common costs and investments
the Manager incurs across the FT family of funds as a
whole. The Board noted that the Fund had experienced a
significant decrease in assets and would not be expected
to demonstrate additional economies of scale in the near
term, but concluded that to the extent economies of scale
may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

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Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
1. Each holder of shares (a “Shareholder”) in Templeton
Emerging Markets Income Fund (the “Fund”) whose
Fund shares are registered in his or her own name will
automatically be a participant in the Dividend Reinvestment
and Cash Purchase Plan (the “Plan”), unless any such
Shareholder specifically elects in writing to receive all
dividends and capital gains in cash, paid by check, mailed
directly to the Shareholder. A Shareholder whose shares are
registered in the name of a broker-dealer or other nominee
(the “Nominee”) will be a participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an
election on behalf of the Shareholder to participate in the
Plan. Nominees intend to make such an election on behalf
of Shareholders whose shares are registered in their names,
as Nominee, unless a Shareholder specifically instructs his
or her Nominee to pay dividends and capital gains in cash.
Equiniti Trust Company, LLC (“Equiniti”) will act as Plan
Administrator and will open an account for each participating shareholder (“participant”) under the Plan in the same
name as that in which the participant’s present shares are
registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or shares of the Fund (“Fund shares”), if the market price per share on the valuation date equals or exceeds the net asset value per share, participants will receive such dividend or distribution entirely in Fund shares, and Equiniti shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital
gains distribution or dividend payable to participants by the
Fund’s net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if
the Fund’s net asset value per share exceeds the market
price per share on the valuation date, Equiniti shall apply
the amount of such dividend or distribution payable to
participants to the purchase of Fund shares on the open
market (less their pro rata share of trading fees incurred
with respect to open market purchases in connection
with the reinvestment of such dividend or distribution). If, before Equiniti has completed its purchases, the market
price exceeds the net asset value per share, the average
per share purchase price paid by Equiniti may exceed
the net asset value of the Fund’s shares, resulting in the
acquisition of fewer shares than if the dividend or capital
gains distribution had been paid in shares issued by the
Fund at net asset value per share. Such purchases will be
made promptly after the payable date for such dividend or
distribution, and in no event more than 30 days after such
date except where temporary curtailment or suspension of
purchase is necessary to comply with applicable provisions
of the Federal securities laws.
4. A participant has the option of submitting additional
payments to Equiniti, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund
shares for his or her account. These payments may be made
electronically through www.equiniti.com or by check payable
to “Equiniti Trust Company, LLC” and sent to Equiniti Trust
Company, LLC, P.O. Box 922, Wall Street Station, New York,
NY 10269-0560, Attention: Templeton Emerging Markets
Income Fund. Equiniti shall apply such payments (less a
$5.00 service charge and less a pro rata share of trading
fees) to purchases of Fund shares on the open market, as
discussed below in paragraph 6. Equiniti shall make such
purchases promptly on approximately the 15th of each
month or, during a month in which a dividend or distribution is paid, beginning on the dividend payment date, and in
no event more than 30 days after receipt, except where
necessary to comply with provisions of Federal securities
law. Any voluntary payment received less than two business
days before an investment date shall be invested during the
following month unless there are more than 30 days until
the next investment date, in which case such payment will
be returned to the participant. Equiniti shall return to the participant his or her entire voluntary cash payment upon
written notice of withdrawal received by Equiniti not less
than 48 hours before such payment is to be invested. Such
written notice shall be sent to Equiniti by the participant, as discussed below in paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as Equiniti shall determine. Participant funds held by Equiniti uninvested will not bear interest, and it
is understood that, in any event, Equiniti shall have no
liability in connection with any inability to purchase Fund
shares within 30 business days after the payable date for
any dividend or distribution as herein provided, or with the timing of any purchases effected. Equiniti shall have no
responsibility as to the value of the Fund shares acquired for participant accounts. For the purposes of purchases in the
open market, Equiniti may aggregate purchases with those
of other participants, and the average price (including trading fees) of all shares purchased by Equiniti shall be the price per share allocable to all participants.
7. Equiniti will hold shares acquired pursuant to this Plan, together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee.
Equiniti will forward to participants any proxy solicitation material and will vote any shares so held for participants
only in accordance with the proxies returned by participants to the Fund. Upon written request, Equiniti will deliver to
participants, without charge, a certificate or certificates for all or a portion of the full shares held by Equiniti.
8. Equiniti will confirm to participants each acquisition made for an account as soon as practicable but not later than
60 business days after the date thereof. Equiniti will send
to participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, Equiniti will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by Equiniti for participants will be
credited to participant accounts. In the event that the Fund makes available to its shareholders transferable rights to
purchase additional Fund shares or other securities, Equiniti will sell such rights and apply the proceeds of the sale to
the purchase of additional Fund shares for the participant
accounts. The shares held for participants under the Plan
will be added to underlying shares held by participants in
calculating the number of rights to be issued.
10. Equiniti’s service charge for capital gains or income
dividend purchases will be paid by the Fund when shares
are issued by the Fund or purchased on the open market.
Equiniti will deduct a $5.00 service charge from each
voluntary cash payment. Participants will be charged a pro
rata share of trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying Equiniti in writing. Such withdrawal or termination will be effective immediately if notice is received by Equiniti not less than ten days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend or distribution or voluntary cash payment. The Plan may be
terminated by Equiniti or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, Equiniti will cause a certificate or certificates for the full shares held by Equiniti for participants and cash adjustment for any fractional shares (valued at the market
value of the shares at the time of withdrawal or termination)
to be delivered to participants, less any trading fees.
Alternatively, a participant may elect by written notice to
Equiniti to have Equiniti sell part or all of the shares held for him and to remit the proceeds to him. Equiniti is authorized to deduct a $15.00 service charge and a trading fee of
$0.12 per share for this transaction from the proceeds. If a participant disposes of all shares registered in his name on the books of the Fund, Equiniti may, at its option, terminate the participant’s account or determine from the participant
whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by Equiniti or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
Equiniti receives written notice of the termination of a
participant account under the Plan. Any such amendment

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
may include an appointment by Equiniti in its place and
stead of a successor Plan Administrator under these terms
and conditions, with full power and authority to perform all or any of the acts to be performed by Equiniti under these
terms and conditions. Upon any such appointment of a
Plan Administrator for the purpose of receiving dividends
and distributions, the Fund will be authorized to pay to such successor Plan Administrator, for a participant’s account,
all dividends and distributions payable on Fund shares
held in a participant’s name or under the Plan for retention or application by such successor Plan Administrator as
provided in these terms and conditions.
13. Equiniti shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage
due to errors unless such error is caused by Equiniti’s
negligence, bad faith or willful misconduct or that of its
employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given
or made by the participant to Equiniti shall be in writing
addressed to Equiniti Trust Company, LLC, P.O. Box 922,
Wall Street Station, New York, NY 10269-0560, or www.
equiniti.com or such other address as Equiniti shall furnish to the participant, and shall have been deemed to be given or
made when received by Equiniti.
15. Any notice or other communication which by any
provision of the Plan is required to be given by Equiniti to the participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
Equiniti’s records. The participant agrees to notify Equiniti promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTEI S 08/24
© 2024 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Emerging Markets Income Fund
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number:
(800) 416-5585
Hearing Impaired Number:
(866) 703-9077
International Phone Number:
(718) 921-8124
www.equiniti.com
(800) DIAL BEN
®
/
342-5236

Item 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

Members of the Audit Committee are: David W. Niemiec, Ann Torre Bates, J. Michael Luttig, Terrence J. Checki and Constantine D. Tseretopoulos.

Item 6. Schedule of Investments.

N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

N/A

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

N/A

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSRS.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC- registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation,

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

In addition, the Investment Manager receives in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions, however there is no obligation or inference for the Investment Manager to formally vote in line with these opinions. This research supports the independent vote decision making process and may reduce reliance on third-party advice for certain votes.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of Franklin Templeton’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

These Proxy Policies apply to accounts managed by personnel within Franklin Equity Group, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)

Franklin Templeton Institutional, LLC

The following Proxy Policies apply to FAV only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

• Trade finding, execution and settlement

• Settlement monitoring and controls, reconciliations, corporate actions and recall management

• Collateral management and valuation information

• Invoice management and billing from counterparties

For the period ended June 30, 2024, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$ —
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$ —

Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ —
Administrative fees not included in a revenue split	$ —
Indemnification fees not included in a revenue split	$ —
Rebate (paid to borrower)	$ —
Other fees not included above	$ —
Aggregate fees/compensation paid by the Fund for securities lending activities	$ —
Net income from securities lending activities	$ —

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) N/A

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2024